Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

(a) Amended and Restated Loan and Security Agreement with PFG5

On March 8, 2019, the Group entered into a new revolving line of credit facility (the "RLOC") with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the "Maturity Date"). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC.

(b) Equity financing from Chongqing City Youtong Equity Investment Fund ("Chongqing Youtong")

On April 18, 2019, the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 3,734,283 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. According to the agreement, the remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of land and equipment by Chongqing Youtong within six months from May 16, 2019, however this has not been finalized as of January 31, 2020. The shares are unregistered and are subject to lock up provisions for one year.

(c) Repurchase of Shares from Zhengqi International Holding Limited ("Zhengqi")

On January 10, 2018, we entered into a stock repurchase agreement ("Stock Repurchase Agreement") with Zhengqi International Holding Limited ("Zhengqi"), pursuant to which we agreed to repurchase 966,136 of our ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of approximately $10,070 or $10.40 per share. The $10,048 was paid on February 28, 2018 and recorded as prepayment. On May 20, 2019, the 966,136 repurchased shares were cancelled.

(d) Disposal of Yuantel

As disclosed in Note 1 (c), in November 2018, the Company's board of director approved the plan to dispose all of its tangible and intangibles assets related to the Consolidated VIEs. Following which, the Company entered into an agreement with Jinan Yuantel to sell 20% interests in the Consolidated VIEs to Jinan Yuantel for a total cash consideration of RMB25 million. Based on the agreement if Jinan Yuantel seeks investors (or brokers) to purchase an additional 45% interests in the Consolidated VIEs from the Company at a consideration no less than RMB180 million by June 30, 2019, Jinan Yuantel has the right to purchase the remaining 10% interests of the Consolidated VIEs from the Company at the nominal price of RMB10 yuan. Subsequently on February 14, 2019, the Company entered into an ownership transfer agreement with Jinggangshan Leiyi Venture Capital LLP ("JGS Venture") to purchase 45% of the Consolidated VIEs for a total cash consideration of RMB83.7 million. At the same time, Jinan Yuantel exercised its option to purchase the remaining 10% in the Consolidated VIEs. To complete the disposal, the Nominee Shareholders cancelled the Big Cloud Network share pledge to Borqs Beijing on March 7, 2019. Due to the on-going investigation into certain staff and former staff of Yuantel, the Company signed an amendment with JGS Venture to postpone the final payments for one year and the transaction is expected to be completed in October 2020.

(e) Loan from The Hong Kong and Shanghai Banking Corporation Limited ("HSBC")

On May 30, 2019, the Group entered into a banking facility agreement with HSBC for a credit facility of $5,000 with an interest rate of London Interbank Offered Rate (LIBOR) plus 1% and a maturity date of one year. $4,500 were drawn in June 2019 and $500 were drawn in July 2019 for working capital purposes.

(f) Nasdaq compliance

Due to the non-filing of the Company's annual report for the year ended December 31, 2018, Nasdaq has given notice that the Company's shares will be delisted from the Nasdaq Capital Market. The Company attended a hearing with a Nasdaq panel ("Panel") on December 19, 2019 to appeal the delisting. On January 9, 2020, the Panel issued its decision ("Decision") to grant the Company's request for continued listing on Nasdaq, subject to the conditions that: (i) on or before January 23, 2020, the Company shall have informed the Panel that the Company's independent auditor has completed its audit of the Company's audited financials for fiscal year 2018; and (ii) on or before March 1, 2020, the Company shall have filed with the Securities and Exchange Commission ("SEC") the Form 20-F and regained compliance with Nasdaq Listing Rule 5250(c)(1). As a result of the Decision, during the exception period the Company's ordinary shares will continue to trade on Nasdaq under symbol "BRQS".